Related Party Transactions (Detail Textuals) - USD ($)			1 Months Ended			12 Months Ended
	Feb. 08, 2019	Nov. 09, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		May 10, 2012
Related Party Transaction [Line Items]
Amount due to related parties			$ 800,822	$ 434,030	[1]	$ 800,822	$ 434,030	[1]
Interest expenses related to note						120,000	120,000
Accumulated interest payable			$ 140,055	20,055		$ 140,055	$ 20,055
Asia Times
Related Party Transaction [Line Items]
Interest rate of convertible note			316.00%			316.00%
$2.5 Million Convertible Promissory Note | SSSIG
Related Party Transaction [Line Items]
Advance received without any interest			$ 1,000,000			$ 1,000,000
Convertible convertible promissory note amount not received			1,500,000			$ 1,500,000
Mr. Shane McMahon
Related Party Transaction [Line Items]
Interest expenses related to note			$ 0	$ 407,863
Mr. Shane McMahon | $3.0 Million Convertible Note
Related Party Transaction [Line Items]
Amount due to related parties									$ 3,000,000
Principal amount of convertible note									$ 3,000,000
Interest rate of convertible note									4.00%
Conversion price of note convertible		$ 1.50	$ 1.5			$ 1.5			$ 1.75
Maturity date of the note		Dec. 31, 2019				Dec. 31, 2019
Bruno Wu ("Mr.Wu") | $2.5 Million Convertible Promissory Note | SSSIG | Subsequent Event
Related Party Transaction [Line Items]
Principal amount of convertible note	$ 2,500,000
Interest rate of convertible note	4.00%
Conversion price of note convertible	$ 1.83
Maturity date of the note	Feb. 08, 2020

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")